Stock-Based Compensation - Restricted Stock Unit Activity (Details) - RSUs	9 Months Ended
Sep. 30, 2021 $ / shares shares
Shares
Outstanding, beginning balance (in shares) | shares	0
Granted (in shares) | shares	1,775,992
Vested (in shares) | shares	(954,297)
Forfeited or expired (in shares) | shares	(5,500)
Outstanding, ending balance (in shares) | shares	816,195
Weighted-Average Grant-Date Fair Value per share
Outstanding, beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	16.42
Vested (in dollars per share) | $ / shares	16.23
Forfeited or expired (in dollars per share) | $ / shares	28.94
Outstanding, ending balance (in dollars per share) | $ / shares	$ 16.56